employee future benefits - Disaggregation of defined benefit pension (Details) - Pension plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Disclosure of net defined benefit liability (asset)
Plan assets	$ 7,990		$ 8,352
PBSR prior year interim estimate of solvency position		$ 1,605
PBSR composite weighted average discount rate	4.70%	4.90%
Hypothetical basis points decrease in PBSR composite weighted average discount rate (as a per cent)	0.25%	0.25%
Decrease in the PBSR solvency position with hypothetical decrease of 25 basis points in the composite weighted average discount rate	$ 207	$ 182
Minimum
Disclosure of net defined benefit liability (asset)
PBSR interim solvency ratio	117.00%	117.00%
PBSR annual solvency ratio		115.00%
PBSR interim three-year solvency ratio	112.00%	104.00%
PBSR annual three-year solvency ratio		102.00%
Maximum
Disclosure of net defined benefit liability (asset)
PBSR interim solvency ratio	131.00%	126.00%
PBSR annual solvency ratio		129.00%
PBSR interim three-year solvency ratio	126.00%	118.00%
PBSR annual three-year solvency ratio		118.00%
Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset)
Defined benefit obligations accrued	$ (8,489)	$ (8,075)
Present value netting plan assets and defined benefit obligation [member]
Disclosure of net defined benefit liability (asset)
PBSR interim estimate of solvency position	1,910
PBSR prior year update of annual estimate of solvency position		1,698
Active members | Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset)
Defined benefit obligations accrued	(1,815)	(1,652)
Deferred members | Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset)
Defined benefit obligations accrued	(382)	(350)
Pensioners | Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset)
Defined benefit obligations accrued	(6,292)	(6,073)
Pension plans that have plan assets in excess of defined benefit obligations accrued | Present value netting plan assets and defined benefit obligation [member]
Disclosure of net defined benefit liability (asset)
PBSR interim estimate of solvency position	$ 1,910
PBSR prior year update of annual estimate of solvency position		$ 1,698